CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Contributed surplus	Accumulated other comprehensive (loss) income	Deficit	Attributable to Yamana Gold Inc. equity holders	Non-controlling interests
Transactions with owners
Equity | Previously stated [member]	$ 4,024.0	$ 7,636.4	$ 20.4	$ (16.9)	$ (3,650.6)	$ 3,989.3	$ 34.7
Equity | ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member	(0.3)				(0.3)	(0.3)
Equity	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Balance, beginning of year (Previously stated [member]) at Dec. 31, 2018	4,024.0	7,636.4	20.4	(16.9)	(3,650.6)	3,989.3	34.7
Balance, beginning of year (ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member) at Dec. 31, 2018	(0.3)				(0.3)	(0.3)
Balance, beginning of year at Dec. 31, 2018	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Changes in equity [abstract]
Net (loss) earnings	225.6				225.6	225.6	0.0
Other comprehensive loss	(5.0)			(5.0)		(5.0)	0.0
Total comprehensive (loss) income	220.6			(5.0)	225.6	220.6	0.0
Transactions with owners
Issued on vesting of restricted share units (Note 30)	0.0	3.4	(3.4)
Increase (decrease) through vesting of restricted shares - reserves	4.0		4.0			4.0	0.0
Vesting restricted share units		0.0
Share cancellations (Note 30)	(0.1)						0.0
Share cancellations and other adjustments (Note 30)		(0.1)				(0.1)
Increase (decrease) through issuance of flow-through shares		0.0
Proceeds from contributions of non-controlling interests	0.0
Dividend reinvestment plan (Note 30)	0.2	0.2				0.2
Dividends (Note 30)	(28.8)				(28.8)	(28.8)
Equity at end of period (Previously stated [member]) at Dec. 31, 2019	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity at end of period (Adjusted balance) at Dec. 31, 2019	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity at end of period at Dec. 31, 2019	4,219.9	7,639.9
Transactions with owners
Equity | Previously stated [member]	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity | Adjusted balance	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity | ifrs-full_IncreaseDecreaseDueToApplicationOfIFRS16Member	(0.3)				(0.3)	(0.3)
Equity	4,023.7	7,636.4	20.4	(16.9)	(3,650.9)	3,989.0	34.7
Issued on vesting of restricted share units (Note 30)	0.0	3.4	(3.4)
Vesting restricted share units		0.0
Share cancellations and other adjustments (Note 30)		(0.1)				(0.1)
Dividends recognised as distributions to owners	28.8				28.8	28.8
Equity | Previously stated [member]	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity | Adjusted balance	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity	4,219.9	7,639.9
Net (loss) earnings	203.6				203.6	203.6	0.0
Other comprehensive loss	15.9			15.9		15.9	0.0
Total comprehensive (loss) income	219.5			15.9	203.6	219.5	0.0
Issued on vesting of restricted share units (Note 30)	0.0	3.4	(3.4)
Increase (decrease) through vesting of restricted shares - reserves	4.2		4.2			4.2	0.0
Vesting restricted share units	0.7	0.9	(0.2)			0.7
Share cancellations and other adjustments (Note 30)	0.0	(1.1)	1.1			0.0
Increase (decrease) through issuance of flow-through shares	5.3	5.3				5.3
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	787.9						787.9
Proceeds from contributions of non-controlling interests	3.4						3.4
Dividend reinvestment plan (Note 30)	0.5	0.5				0.5
Dividends (Note 30)	(69.1)					(69.1)
Equity at end of period at Dec. 31, 2020	5,172.3	7,648.9	22.7	(6.5)	(3,318.8)	4,346.3	826.0
Transactions with owners
Equity | Previously stated [member]	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity | Adjusted balance	4,219.9	7,639.9	21.0	(21.9)	(3,453.8)	4,185.2	34.7
Equity	4,219.9	7,648.9	22.7	(6.5)	(3,318.8)	4,346.3	826.0
Issued on vesting of restricted share units (Note 30)	0.0	3.4	(3.4)
Vesting restricted share units	0.7	0.9	(0.2)			0.7
Share cancellations and other adjustments (Note 30)	0.0	(1.1)	1.1			0.0
Dividends recognised as distributions to owners	69.1					69.1
Equity	$ 5,172.3	$ 7,648.9	$ 22.7	$ (6.5)	$ (3,318.8)	$ 4,346.3	$ 826.0